Other Assets - Summary of Other Assets (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other Assets Current And Non Current [Abstract]
Prepayments	$ 2,942,936	$ 2,733,753
Refundable deposits	1,033,414	879,093
Other current assets	$ 3,976,350	$ 3,612,846